UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22819

                                   ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                                  New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company
2711 Centerville Road, Suite 400

                                Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: July 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ETFis Series Trust I

VIRTUS REAVES UTILITIES ETF

ANNUAL REPORT
July 31, 2022

Shareholder Letter (unaudited)

September 2022

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the ETFis Series Trust I (the “Trust”) for the annual fiscal period ended July 31, 2022.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statement and portfolio information for the following fund within the Trust:

•Virtus Reaves Utilities ETF (UTES)

On behalf of the Adviser and our fund Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Management’s Discussion of Fund Performance (unaudited)

July 31, 2022

Virtus Reaves Utilities ETF

The Virtus Reaves Utilities ETF (the “Fund”) generated a total return of 16.70% (net asset value) in the fiscal year ended July 31, 2022, outperforming the S&P 500® Utilities Index, the Fund’s benchmark, return of 15.58%. Utilities acted as a safe harbor for investors, especially in the last six months, as global markets sold off on concerns of economic slowdown, rising inflation, and war. Utility performance was strong despite a significant rise in interest rates as the fear of recession outweighed what has historically been a performance headwind for the sector.

Progress on the Inflation Reduction Act helped utility stocks towards the end of the fiscal year. We believe the Inflation Reduction Act, which extends tax credits for wind and solar development and initiates new credits for battery storage, nuclear generation, and hydrogen production, could lead to accelerated energy transition and an increase in long-term growth potential.

With the passing of the Inflation Reduction Act, we believe the outlook for sector growth seems attractive relative to other industries facing an economic slowdown. While relative valuation has recovered from decade lows a year ago to slightly above average today, we believe the improvement in growth and lack of exposure to the economy make it an attractive sector.

NextEra Energy, Exelon, and Atmos Energy were the three most positive contributors to Fund performance in the past fiscal year. NextEra’s performance was volatile, as concerns about solar panel availability caused investors to question growth rates earlier in the fiscal year before optimism about the Inflation Reduction Act helped push the stock to near highs at the end of the fiscal year. Exelon completed a successful spin-out of its nuclear generation company, Constellation Energy, causing investors, in our opinion, to reevaluate the valuation on the remaining utility business. Finally, Atmos continued its recovery from underperformance in prior years as, in our opinion, investors began to appreciate the value of energy security a natural gas distribution system can provide.

On the negative side, American Water Works, Emera, and Vistra provided negative contribution to returns over the past fiscal year. American Water suffered from a change in investor preference for value over growth utilities in the past fiscal year as the company had the highest valuation of any utility in the S&P 500 coming into the fiscal year. Emera and Vistra both had good performances over the past fiscal year but generated poor contributions for the Fund owing to the timing of purchases. The Fund no longer held shares in Emera at the fiscal year-end on July 31, 2022.

Performance as of 7/31/2022

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	S&P 500® Utilities Index(1)
1 Year	16.70%	16.75%	15.58%
5 Years	10.25%	10.26%	10.43%
Since Inception(2)	12.88%	12.88%	12.33%

(1)The S&P 500® Utilities Index is a free-float market capitalization-weighted index comprised of companies included in the S&P 500® utilities sector. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

(2)September 23, 2015.

Management’s Discussion of Fund Performance (unaudited) (continued)

July 31, 2022

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.virtusetfs.com or call toll free (800) 243-4361. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange Arca (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Utility Sector Concentration: The Fund’s investments are concentrated in the securities of issuers engaged primarily in utilities-related industries (i.e., Utility Sector Companies). This may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting utilities and Utility Sector Companies. A downturn in utilities related industries would have a larger impact on the Fund than on an investment company that does not concentrate solely in utilities related industries. As concentration in the securities of Utility Sector Companies increases, so does the potential for fluctuation in the NAV of the Fund’s Shares.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer- specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

No Guarantee: There is no guarantee that the Fund will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

Value of a $10,000 Investment Since Inception at Net Asset Value

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the Virtus Reaves Utilities ETF (the “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of the Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (February 1, 2022 to July 31, 2022).

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/01/22	Ending Account Value 7/31/22	Annualized Expense Ratios	Expenses Paid During the Period(2)
Virtus Reaves Utilities ETF
Actual	$ 1,000.00	$1,081.60	0.49%	$2.53
Hypothetical(1)	$ 1,000.00	$1,022.36	0.49%	$2.46

(1)Assuming 5% return before expenses.

(2)Expenses are calculated using the Fund’s annualized ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Schedule of Investments — Virtus Reaves Utilities ETF

July 31, 2022

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 99.8%

Utilities - 99.8%
Alliant Energy Corp.	18,601	$ 1,133,359
Ameren Corp.	23,147	2,155,449
American Water Works Co., Inc.	3,217	500,050
Atmos Energy Corp.	17,845	2,166,205
Clearway Energy, Inc. Class A	41,292	1,425,813
CMS Energy Corp.	26,465	1,818,939
Constellation Energy Corp.	28,833	1,905,861
Dominion Energy, Inc.	29,313	2,403,080
DTE Energy Co.	6,810	887,343
Edison International	40,710	2,758,917
Entergy Corp.	22,099	2,544,258
Exelon Corp.	56,060	2,606,229
FirstEnergy Corp.	17,800	731,580
NextEra Energy Partners LP	16,429	1,359,335
NextEra Energy, Inc.	121,547	10,269,506
NiSource, Inc.	70,004	2,128,122
OGE Energy Corp.	33,000	1,355,640
PG&E Corp.*	91,047	988,770
Public Service Enterprise Group, Inc.	63,003	4,137,407
Sempra Energy	11,552	1,915,322
UGI Corp.	36,500	1,575,340
Vistra Corp.	81,017	2,094,289
WEC Energy Group, Inc.	11,929	1,238,350
Xcel Energy, Inc.	12,004	878,453

TOTAL INVESTMENTS - 99.8%
(Cost $45,637,629)		50,977,617
Other Assets in Excess of Liabilities - 0.2%		118,720
Net Assets - 100.0%		$51,096,337

*Non-income producing security.

Portfolio Composition
July 31, 2022
Asset Allocation as of 07/31/2022 (based on net assets)

Utilities	99.8%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$50,977,617	$—	$—	$50,977,617
Total	$50,977,617	$—	$—	$50,977,617

Statement of Assets and Liabilities

July 31, 2022

The accompanying notes are an integral part of these financial statements.

Virtus Reaves Utilities ETF
Assets:
Investments, at cost	$45,637,629
Investments, at value	50,977,617
Cash	149,144
Receivables:
Investment securities sold	1,308,559
Dividends and interest	61,413
Prepaid expenses	13,312
Total Assets	52,510,045

Liabilities:
Payables:
Investment securities purchased	1,380,538
Sub-Advisory fees	33,170
Total Liabilities	1,413,708
Net Assets	$51,096,337

Net Assets Consist of:
Paid-in capital	$47,309,860
Total distributable earnings (accumulated deficit)	3,786,477
Net Assets	$51,096,337
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	1,050,004
Net asset value per share	$48.66

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended July 31, 2022

Virtus Reaves Utilities ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$1,088,344
Interest income	416
Total Investment Income	1,088,760

Expenses:
Sub-Advisory fees	206,923
Total Expenses	206,923
Net Investment Income	881,837

Net Realized Gain (Loss) on:
Investments	74,344
In-kind redemptions	3,018,823
Foreign currency transactions	6,549
Total Net Realized Gain	3,099,716

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	2,173,906
Foreign currency translations	(5)
Total Change in Net Unrealized Appreciation	2,173,901
Net Realized and Change in Unrealized Gain	5,273,617
Net Increase in Net Assets Resulting from Operations	$6,155,454
Foreign withholding taxes	$3,960

Statements of Changes in Net Assets

The accompanying notes are an integral part of these ﬁnancial statements.

	Virtus Reaves Utilities ETF
	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$881,837	$652,614
Net realized gain	3,099,716	2,641,778
Net change in unrealized appreciation	2,173,901	160,638
Net increase in net assets resulting from operations	6,155,454	3,455,030
Distributions to Shareholders	(868,504)	(681,004)

Shareholder Transactions:
Proceeds from shares sold	21,214,572	12,370,530
Cost of shares redeemed	(11,601,906)	(6,242,599)
Net increase in net assets resulting from shareholder transactions	9,612,666	6,127,931
Increase in net assets	14,899,616	8,901,957

Net Assets:
Beginning of year	36,196,721	27,294,764
End of year	$51,096,337	$36,196,721

Changes in Shares Outstanding:
Shares outstanding, beginning of year	850,004	700,004
Shares sold	450,000	300,000
Shares redeemed	(250,000)	(150,000)
Shares outstanding, end of year	1,050,004	850,004

Financial Highlights

The accompanying notes are an integral part of these ﬁnancial statements.

	Virtus Reaves Utilities ETF
	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020	For the Year Ended July 31, 2019	For the Year Ended July 31, 2018
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$42.58	$38.99	$38.59	$33.54	$33.48
Investment operations:
Net investment income[1]	0.95	0.85	0.85	0.74	0.66
Net realized and unrealized gain	6.07	3.62	0.35 [2]	5.06	0.32
Total from investment operations	7.02	4.47	1.20	5.80	0.98

Less Distributions from:
Net investment income	(0.94)	(0.88)	(0.80)	(0.75)	(0.72)
Net realized gains	—	—	—	—	(0.20)
Total distributions	(0.94)	(0.88)	(0.80)	(0.75)	(0.92)
Net Asset Value, End of year	$48.66	$42.58	$38.99	$38.59	$33.54
Net Asset Value Total Return[3]	16.70%	11.69%	3.24%	17.47%	3.05%
Net assets, end of year (000’s omitted)	$51,096	$36,197	$27,295	$23,153	$13,415

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49%	0.49%	0.49%	0.76%[4]	0.95%
Net investment income	2.09%	2.10%	2.17%	2.04%	2.02%
Portfolio turnover rate[5]	43%	19%	34%	28%	29%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

4The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Notes to Financial Statements

July 31, 2022

1.ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of July 31, 2022, ten funds of the Trust are offered for sale. The Virtus Reaves Utilities ETF (the “Fund”), a separate investment portfolio of the Trust, is presented in this annual report. The offering of shares of the Fund is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund commenced operations on September 23, 2015.

The Fund is a “non-diversified” Fund, as defined under the 1940 Act.

The Fund’s investment objective is to seek to provide total return through a combination of capital appreciation and income. There is no guarantee that the Fund will achieve its objective.

2.SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a)Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c)Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

(d)Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Financial Statements (continued)

July 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed at the end of the Fund’s Schedule of Investments.

(e)Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. The Fund amortizes premiums and accretes discounts using the effective interest method.

(f)Expenses

The Fund pays all of its expenses not assumed by W. H. Reaves & Co., Inc. doing business as Reaves Asset Management (the “Sub- Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(g)Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

3.INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Virtus ETF Advisers LLC (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000. The Sub-Adviser pays the Adviser’s fee out of the Sub-Adviser’s fee, pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of the Fund with the approval of the Fund’s Board or by a vote of the majority of the Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Fund pays the Sub-Adviser a fee from the Fund, payable monthly, at an annual rate of 0.49% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund (including the management fee paid to the Adviser), except for the following expenses, each of which is paid by the Fund: the Sub-Adviser’s fee, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation and arbitration expenses, fees for professional services stemming from litigation or arbitration, payments under any 12b-1 plan adopted by the Fund, and other extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Notes to Financial Statements (continued)

July 31, 2022

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At July 31, 2022, the Sub-Adviser held 8,335 shares of the Fund, which represent 0.8% of shares outstanding. These shares may be sold at any time.

4.CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5.FEDERAL INCOME TAX

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2019, 2020 and 2021), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2022, the Fund did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year ended July 31, 2022, the Fund had no accrued penalties or interest.

As of July 31, 2022, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$45,733,451	$5,642,091	$(397,925)	$5,244,166

At July 31, 2022, the components of accumulated earnings/loss on a tax-basis were as follows:

Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
$54,009	$(1,511,693)	$5,244,161	$3,786,477

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended July 31, 2022, the Fund did not incur and or elect to defer Post-October Losses and Late Year Ordinary Losses.

Notes to Financial Statements (continued)

July 31, 2022

The tax character of distributions paid during the years ended July 31, 2022 and July 31, 2021 were as follows:

2022		2021
Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
$868,504	$—	$681,004	$—

Short-term gain distributions if any, are reported as ordinary income for federal tax purposes.

At July 31, 2022, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Short-Term No Expiration	Long-Term No Expiration	Total
$1,511,693	$—	$1,511,693

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of redemptions in kind. At July 31, 2022, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Distributable Earnings Accumulated (Deficit)	Paid-in-Capital
$(3,016,654)	$3,016,654

6.INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended July 31, 2022 were as follows:

Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
$18,354,244	$17,916,553	$20,978,252	$11,620,450

7.INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

8.ASSET CONCENTRATION RISK

The Fund may invest a high percentage of its assets in the securities of issuers engaged primarily in utilities-related industries. Fluctuations in these industries of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such industries.

9. 10% SHAREHOLDERS

As of July 31, 2022, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
74%	4

10.CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of COVID-19 has disrupted economic markets, and the economic impact, duration and spread of the COVID-19 virus is uncertain at this time. The operational and financial performance of the issuers of securities in which the Fund invests may be significantly impacted by COVID-19, which may in turn impact the value of the Fund’s investments.

11.SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETFis Series Trust I and Shareholders of Virtus Reaves Utilities ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Virtus Reaves Utilities ETF (one of the funds constituting ETFis Series Trust I, hereafter referred to as the “Fund”) as of July 31, 2022, the related statement of operations for the year ended July 31, 2022, the statement of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2022 and the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 29, 2022

We have served as the auditor of one or more investment companies in Virtus ETF Solutions since 2017.

Statement Regarding Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections under both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

At a meeting of the Board held on June 6, 2022, the Board received a report from the Program Administrator addressing the operation and management of the Program for the period from January 1, 2021 through December 31, 2021 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that, while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

Trustees and Officers of the Trust (unaudited)

Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report is set forth below. The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling the Adviser (toll-free) at (888)-383-4184.

The address for each Trustee and officer is 31 West 52nd Street, 16th Floor, New York, NY 10019. Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Myles J. Edwards Year of Birth: 1961	Trustee	Since 2016	General Counsel and Chief Compliance Officer (since 2021), Sanctuary Securities, Inc. and Sanctuary Advisors, LLC; Chief Compliance Officer (since 2020), 1776 Wealth, Inc.; General Counsel and Chief Compliance Officer (since 2019), Bruderman Brothers, LLC and Bruderman Asset Management, LLC; Chief Compliance Officer (since 2018), Netrex Capital Markets, LLC; Chief Executive Officer (since 2018), Final Compliance; Chief Compliance Officer (since 2018), Knight Vinke; and General Counsel, Chief Compliance Officer and Chief Operating Officer (2014 to 2018), Shufro, Rose & Co., LLC.	15	Trustee (since 2015), Virtus ETF Trust II (5 portfolios)
James A. Simpson Year of Birth: 1970	Trustee	Since Inception	President (since 2009), ETP Resources, LLC (a financial services consulting company).	15	Trustee (since 2018), Asset Management Fund (5 portfolios); Trustee (since 2015), Virtus ETF Trust II (5 portfolios)
Robert S. Tull, Jr. Year of Birth: 1952	Trustee	Since Inception	President (since 2017), ProcureAM, LLC; President (since 2018), Procure Holdings LLC; President (2005 to 2018), Robert Tull & Co.	15	Trustee (since 2015), Virtus ETF Trust II (5 portfolios); Trustee (since 2018), Procure ETF Trust II

Trustees and Officers of the Trust (unaudited) (continued)

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEE**
William J. Smalley Year of Birth: 1983	Trustee, President and Chief Executive Officer	Since Inception	President (since 2012), Virtus ETF Solutions LLC; Managing Principal (2012-2019), ETF Distributors LLC; Managing Director (since 2012), Virtus ETF Advisers LLC; President and Chief Executive Officer (since 2012), ETFis Series Trust I; and President and Chief Executive Officer (since 2015), Virtus ETF Trust II.	10	None
OTHER EXECUTIVE OFFICERS
Timothy Branigan	Fund Chief Compliance Officer Deputy Fund Chief Compliance Officer Assistant Chief Compliance Officer	Since 2022 February 2022 to June 2022 2020 to 2022	Various officer positions (since 2019) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.	N/A	N/A
Kevin J. Carr Year of Birth: 1954	Secretary	Since 2015

Vice President and Senior Counsel (since 2017) and various senior officer positions (since 2005), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2005) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.

				N/A	N/A
Brinton W. Frith Year of Birth: 1969	Treasurer and Chief Financial Officer	Since Inception

President (since 2013), Virtus ETF Advisers LLC; Vice President (since 2016) and Managing Director (since 2013), Virtus ETF Solutions LLC; Treasurer and Chief Financial Officer (since 2013), ETFis Series Trust I; and Treasurer and Chief Financial Officer (since 2015), Virtus ETF Trust II.

				N/A	N/A

Trustees and Officers of the Trust (unaudited) (continued)

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Julia Short Year of Birth: 1972	Senior Vice President	Since 2022

Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).

				N/A	N/A
Richard W. Smirl Year of Birth: 1967	Executive Vice President	Since 2022

Chief Operating Officer (since 2021); Virtus Investment Partners, Inc.; Executive Vice President (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.

				N/A	N/A

*	As of the date of the issuance of this report, the Fund Complex consisted of the Trust, which consisted of ten portfolios—InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, Virtus Reaves Utilities ETF, Virtus WMC International Dividend ETF and InfraCap MLP ETF, and Virtus ETF Trust II, which consisted of five portfolios—Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet High Yield Bond ETF, Virtus Seix Senior Loan ETF and Virtus Terranova U.S. Quality Momentum ETF.
**	William J. Smalley is an “interested person” as defined in the Investment Company Act of 1940, because he is an employee of the Adviser.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling toll-free at (888) 383-0553. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on the Fund’s website at www.virtusetfs.com.

The Fund’s premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383- 0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.virtusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended July 31, 2022, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

QDI	DRD
100%	100%

8572(09/22)

c/o VP Distributors, LLC

One Financial Plaza
Hartford, Connecticut 06103

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Other than certain non-substantive changes, there have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. During the period covered by this report, the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics. A copy of the Registrant’s code of ethics is filed with this Form N-CSR under Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $187,663 for 2022 and $187,663 for 2021.

(b)	Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0.00 for 2022 and $0.00 for 2021.

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company that are reasonably related to the performance of the audit of the registrant’s financial statements were $0.00 for 2022 and $0.00 for 2021.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, and tax planning were $139,125 for 2022 and $96,625 for 2021.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company for tax compliance, tax advice, and tax planning were $457,604 for 2022 and $534,310 for 2021.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0.00 for 2022 and $12,556 for 2021.

The aggregate fees billed in each of the last two fiscal years for products and services rendered by the principal accountant to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company other than the services reported in paragraphs (a) through (c) of this Item were $1,500 for 2022 and $86,093 for 2021.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
(g)	During the fiscal years ended, July 31, 2021 and July 31, 2022, aggregate non-audit fees of $0.00 and $0.00, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the registrant’s fiscal years ended July 31, 2020 and July 31, 2021 by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: James A. Simpson, Robert S. Tull, Jr. and Myles Edwards.
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	October 12, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	October 12, 2022

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer
(Principal Financial Officer/Principal Accounting Officer)

Date	October 12, 2022

* Print the name and title of each signing officer under his or her signature.